                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999
                                               -----------------------
Check here if Amendment [ ]; Amendment Number:
                                              -------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name:   PNC Bank, FSB
     -----------------------------------------------
Address: 3003 Tamiami Trail North, Suite 201
        --------------------------------------------
         Naples, FL 33940
        --------------------------------------------

        --------------------------------------------

Form 13F File Number: 28-
                         -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name: Alfred J. DiMatties
     ----------------------------------------------------
Title: Senior Vice President and Chief Investment Officer
      ---------------------------------------------------
Phone: (941) 643-7960
      ---------------------------------------------------
Signature, Place, and Date of Signing:

 /s/ Alfred J. DiMatties    Naples, FL                May 12, 1999
------------------------    ------------------------  -----------------
[Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number     Name

    28-1235                   PNC Bank Corp.
       ------------          -----------------------------
    [Repeat as necessary.]